Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant subsidiaries [line items]
Current assets	$ 23,373	$ 35,130
Non-current assets	77,488	76,863	$ 95,950
Current liabilities	(12,339)	(13,989)
Non-current liabilities	(36,698)	(37,334)
Net assets	51,824	60,670
Net assets attributable to NCI	4,584	5,078
Revenue	44,288	43,129	35,740
Profit after taxation	9,185	4,823	6,222
Other comprehensive income	(25)	(97)	(49)
Total comprehensive income	9,160	4,726	6,173
Profit after taxation attributable to NCI	879	1,118	332
Net operating cash flow	17,871	18,461	16,804
Net investing cash flow	2,607	(5,921)	(4,161)
Net financing cash flow	$ (20,528)	$ (10,891)	$ (9,133)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 2,456	$ 2,751
Non-current assets	12,538	13,389
Current liabilities	(1,826)	(1,781)
Non-current liabilities	(4,122)	(4,352)
Net assets	9,046	10,007
Net assets attributable to NCI	3,845	4,253
Revenue	6,876	8,775
Profit after taxation	1,360	2,221
Other comprehensive income	(1)	(2)
Total comprehensive income	1,359	2,219
Profit after taxation attributable to NCI	578	944
Other comprehensive income attributable to NCI		(1)
Net operating cash flow	3,283	5,041
Net investing cash flow	(1,034)	(997)
Net financing cash flow	(2,517)	(3,392)
Dividends paid to NCI	986	1,469
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	739	825
Profit after taxation attributable to NCI	301	174
Other comprehensive income attributable to NCI	(1)	1
Dividends paid to NCI	219	135
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	4,584	5,078
Profit after taxation attributable to NCI	879	1,118
Other comprehensive income attributable to NCI	(1)
Dividends paid to NCI	$ 1,205	$ 1,604